Financial Risk Management - Other Price Risk (Details) - Other price risk - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	$ 3.3	$ 2.4
Decrease by 10%, impact on earnings	$ 2.5	$ 1.6